Income taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Effective Income Tax Rate Reconciliation

Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pretax losses from operations as a result of the following (in thousands):

	For the year ended December 31,
	2013	2012	2011
Computed tax benefit at federal statutory rate	$(9,606)	$(4,206)	$(1,358)
State tax benefit, net of effect on Federal income taxes	(1,577)	(690)	(223)
State tax credits, net of Federal benefit	(76)	(105)	(121)
Federal tax credits	(37)	0	(365)
Permanent differences:
Nondeductible stock option expense	284	467	180
State tax effect from permanent differences	224	79	17
Goodwill impairment	1,037	0	0
Other	42	16	(79)
Change in valuation allowance	10,046	4,476	2,805
Other, net	(337)	(37)	(856)

Total tax expense	$0	$0	$0

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	December 31,
	2013	2012
Current deferred tax assets	$115	$185
Valuation Allowance—current	115	185

Total current deferred assets	0	0

Non-current deferred tax assets:
Net operating loss carryforwards	36,846	29,384
Depreciation	142	203
Research and development credits	3,225	2,750
Capitalized research and development expense	10,782	9,503
Stock-based compensation	3,213	2,252

	54,208	44,092
Valuation allowance—non-current	54,208	44,092

Total non-current deferred tax assets	0	0

Total deferred tax assets	$0	$0